Liquidity - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 28, 2021	Feb. 12, 2020	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Liquidity [Line Items]
Cash				$ 13,271,579	$ 271,758	$ 1,858,513	$ 877,421	$ 621,296
Proceeds from collaboration agreement				771,245		10,160,421
Proceeds from issuance of common stock		$ 10,000,000		$ 14,426,876	$ 176,990	$ 2,579,114	$ 5,802,002
Proceeds from exercise of warrants	$ 7,500,018
Warrants and rights outstanding	473,486			1,200,306		620,054	57,473	48,627
Subsequent Event [Member]
Schedule of Liquidity [Line Items]
Common stock, issued			19,736
Proceeds from issuance of common stock			$ 1,421,024
Subsequent Event [Member] | Transaction one [Member]
Schedule of Liquidity [Line Items]
Common stock, issued			19,736	43,018
Proceeds from issuance of common stock			$ 1,421,024	$ 2,495,058
Subsequent Event [Member] | Transaction two [Member]
Schedule of Liquidity [Line Items]
Common stock, issued			1,000	79,400
Proceeds from issuance of common stock			$ 15,250	$ 5,716,800